Cover	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Entity File Number	001-41051
Entity Registrant Name	REALLOYS INC.
Entity Central Index Key	0001567900
Entity Tax Identification Number	45-3598066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7280 W. Palmetto Park Rd.,
Entity Address, Address Line Two	Suite 302N
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	972
Local Phone Number	726-9203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALOY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false